Emerald Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Aerospace & Defense - 8.1%
AAR Corp. (a)	206,149	$ 28,869,106
AeroVironment, Inc. (a)	67,526	10,086,358
Astronics Corp. (a)	198,938	13,824,202
Astronics Corp. - Class B (a)	39,788	2,746,140
Hawkeye 360, Inc. (a)	125,499	2,660,579
Kratos Defense & Security Solutions, Inc. (a)	265,769	12,384,835
Mercury Systems, Inc. (a)	248,219	24,102,065
VSE Corp.	128,069	24,895,333
		119,568,618

Automobile Components - 0.3%
Visteon Corp.	45,981	4,806,854

Banks - 6.2%
Axos Financial, Inc. (a)	209,538	21,249,248
Bancorp, Inc. (a)	179,566	12,043,492
Customers Bancorp, Inc. (a)	129,064	10,154,755
First Carolina Financial Services, Inc. (a)	378,515	4,735,223
Five Star Bancorp	148,000	6,984,120
GBank Financial Holdings, Inc. (a)	70,213	1,461,835
Mid Penn Bancorp, Inc.	158,038	6,059,177
Seacoast Banking Corp. of Florida	254,685	8,847,757
UMB Financial Corp.	141,366	20,601,267
		92,136,874

Biotechnology - 7.0%
Cogent Biosciences, Inc. (a)	382,344	14,884,652
Corvus Pharmaceuticals, Inc. (a)	188,583	2,500,610
Cytokinetics, Inc. (a)	101,213	7,806,559
Dianthus Therapeutics, Inc. (a)	30,653	3,277,419
Invivyd, Inc. (a)	428,847	229,433
Mirum Pharmaceuticals, Inc. (a)	118,935	12,601,163
Palvella Therapeutics, Inc. (a)	52,070	7,239,813
Praxis Precision Medicines, Inc. (a)	28,936	8,907,369
Savara, Inc. (a)	798,875	4,361,857
Spyre Therapeutics, Inc. (a)	153,485	15,092,180
Travere Therapeutics, Inc. (a)	446,967	24,980,986
Viridian Therapeutics, Inc. (a)	125,872	2,381,498
		104,263,539

Broadline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	177,468	13,038,574

Capital Markets - 1.5%
Moelis & Co. - Class A	181,508	12,175,556
Piper Sandler Cos.	137,316	10,408,553
		22,584,109

Chemicals - 1.5%
Sensient Technologies Corp.	175,884	21,751,574

Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)	60,170	5,675,234

Construction & Engineering - 3.9%
Argan, Inc.	32,144	18,335,902
Bowman Consulting Group Ltd. (a)	82,387	2,212,091
Cardinal Infrastructure Group, Inc. - Class A (a)	324,498	20,083,181
Legence Corp. - Class A (a)	259,977	16,620,330
		57,251,504

Consumer Finance - 1.3%
Dave, Inc. (a)	10,643	3,966,540
Happen, Inc. (a)	578,315	11,068,949
LendingTree, Inc. (a)	136,911	4,361,984
		19,397,473

Diversified Consumer Services - 0.7%
OneSpaWorld Holdings Ltd.	387,670	9,986,379

Electrical Equipment - 0.7%
American Superconductor Corp. (a)	322,394	9,468,712
ERock, Inc. - Class A (a)	111,396	1,142,923
		10,611,635

Electronic Equipment, Instruments & Components - 6.2%
Arlo Technologies, Inc. (a)	727,843	10,713,849
Evolv Technologies Holdings, Inc. (a)	1,619,632	8,956,565
Frequency Electronics, Inc. (a)	111,582	6,468,408
IPG Photonics Corp. (a)	147,111	12,513,262
LightPath Technologies, Inc. - Class A (a)	459,569	4,765,730
Mirion Technologies, Inc. (a)	424,009	6,351,655
nLight, Inc. (a)	257,331	17,704,373
Plexus Corp. (a)	82,288	20,682,266
TTM Technologies, Inc. (a)	35,345	4,080,227
		92,236,335

Energy Equipment & Services - 1.6%
Flowco Holdings, Inc. - Class A	140,537	2,873,982
Solaris Energy Infrastructure, Inc.	237,079	12,188,231
TETRA Technologies, Inc. (a)	1,117,095	8,601,632
		23,663,845

Entertainment - 1.0%
IMAX Corp. (a)	318,485	15,236,322

Food Products - 1.2%
Freshpet, Inc. (a)	266,128	15,845,261
Once Upon a Farm PBC (a)	129,422	1,963,332
		17,808,593

Ground Transportation - 0.7%
RXO, Inc. (a)	515,441	10,437,680

Health Care Equipment & Supplies - 2.1%
Alphatec Holdings, Inc. (a)	633,536	6,031,263
LivaNova PLC (a)	180,572	14,471,040

TransMedics Group, Inc. (a)	132,939	10,171,163
		30,673,466

Health Care Providers & Services - 4.3%
Aveanna Healthcare Holdings, Inc. (a)	443,588	4,165,291
Billiontoone, Inc. (a)	68,319	9,469,013
BrightSpring Health Services, Inc. (a)	91,642	5,471,944
Guardant Health, Inc. (a)	112,033	18,148,226
Hims & Hers Health, Inc. (a)	243,554	6,763,495
Hinge Health, Inc. - Class A (a)	141,129	10,543,748
RadNet, Inc. (a)	141,804	9,044,259
		63,605,976

Hotels, Restaurants & Leisure - 3.7%
BJ's Restaurants, Inc. (a)	198,537	13,423,087
Black Rock Coffee Bar, Inc. - Class A (a)	269,706	2,173,830
First Watch Restaurant Group, Inc. (a)	425,710	5,470,374
Life Time Group Holdings, Inc. (a)	386,544	17,433,134
Rush Street Interactive, Inc. (a)	594,569	15,999,852
		54,500,277

Insurance - 1.9%
Palomar Holdings, Inc. (a)	94,386	12,627,903
Skyward Specialty Insurance Group, Inc. (a)	147,677	8,853,236
Slide Insurance Holdings, Inc. (a)	317,800	6,346,466
		27,827,605

Interactive Media & Services - 0.4%
EverQuote, Inc. - Class A (a)	242,434	6,114,185

Leisure Products - 0.1%
Latham Group, Inc. (a)	351,654	1,884,865

Life Sciences Tools & Services - 0.5%
Alamar Biosciences, Inc. (a)	280,435	7,111,832

Machinery - 3.8%
CECO Environmental Corp. (a)	286,395	18,870,566
ESCO Technologies, Inc.	71,168	22,438,559
Terex Corp.	235,856	14,821,191
		56,130,316

Metals & Mining - 0.8%
Materion Corp.	45,851	9,667,225
Metallus, Inc. (a)	119,956	2,413,515
		12,080,740

Oil, Gas & Consumable Fuels - 0.7%
Excelerate Energy, Inc. - Class A	170,813	6,707,826
WhiteHawk Minerals Corp. - Class A (a)	161,186	4,261,758
		10,969,584

Passenger Airlines - 1.3%
Allegiant Travel Co. (a)	191,587	18,790,853

Pharmaceuticals - 4.4%

Axsome Therapeutics, Inc. (a)	28,125	6,130,969
Corcept Therapeutics, Inc. (a)	199,083	22,793,013
Definium Therapeutics, Inc. (a)	161,989	7,049,761
Nektar Therapeutics (a)	104,721	7,400,633
Trevi Therapeutics, Inc. (a)	525,112	9,583,294
VeraDermics, Inc. (a)	101,306	10,637,130
WaVe Life Sciences Ltd. (a)	308,183	1,698,088
		65,292,888

Professional Services - 1.2%
First Advantage Corp. (a)	870,927	17,279,192

Real Estate Management & Development - 1.0%
Compass, Inc. - Class A (a)	1,320,971	15,045,860

Semiconductors & Semiconductor Equipment - 10.5%
Aehr Test Systems (a)	44,150	3,531,117
Ambiq Micro, Inc. (a)	97,199	6,180,885
Axcelis Technologies, Inc. (a)	132,022	17,213,028
Cohu, Inc. (a)	323,263	15,513,391
Diodes, Inc. (a)	135,145	11,125,136
Impinj, Inc. (a)	67,764	10,256,759
Kulicke & Soffa Industries, Inc.	211,560	18,871,152
MaxLinear, Inc. (a)	125,333	8,374,751
Onto Innovation, Inc. (a)	29,649	7,666,639
PDF Solutions, Inc. (a)	344,226	15,865,376
Power Integrations, Inc.	105,179	6,385,417
Rambus, Inc. (a)	84,822	7,721,347
Semtech Corp. (a)	138,908	16,366,141
Synaptics, Inc. (a)	102,766	11,028,847
		156,099,986

Software - 5.9%
Agilysys, Inc. (a)	169,567	17,831,666
Commvault Systems, Inc. (a)	72,793	8,575,015
D-Wave Quantum, Inc. (a)	454,809	8,222,947
InterDigital, Inc.	89,048	27,144,056
Q2 Holdings, Inc. (a)	123,598	7,523,410
ServiceTitan, Inc. - Class A (a)	37,979	3,154,536
Varonis Systems, Inc. (a)	365,225	14,590,739
		87,042,369

Specialty Retail - 3.9%
Arhaus, Inc.	960,120	7,114,489
Bob's Discount Furniture, Inc. (a)	716,466	11,943,488
Boot Barn Holdings, Inc. (a)	120,378	17,935,119
National Vision Holdings, Inc. (a)	793,399	17,486,514
Reformation, Inc. (a)	256,586	4,161,825
		58,641,435

Trading Companies & Distributors - 1.7%
Herc Holdings, Inc.	103,199	15,494,298
NPK International, Inc. (a)	775,510	9,686,120
		25,180,418
TOTAL COMMON STOCKS (Cost $1,026,383,833)		1,354,726,989

EXCHANGE TRADED FUNDS - 6.1%	Shares	Value

F/m Emerald Life Sciences Innovation ETF (a)(b)	1,997,035		90,964,944
TOTAL EXCHANGE TRADED FUNDS (Cost $31,078,469)			90,964,944

CLOSED-END FUNDS - 0.4%	Shares		Value
Trinity Capital, Inc.	338,791		5,945,782
TOTAL CLOSED-END FUNDS (Cost $4,459,005)			5,945,782

TOTAL INVESTMENTS - 97.9% (Cost $1,061,921,307)			1,451,637,715
Other Assets in Excess of Liabilities - 2.1%		0.02104	31,199,206
TOTAL NET ASSETS - 100.0%			$ 1,482,836,921

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Emerald Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,354,726,989	$ –	$ –	$ 1,354,726,989
Exchange Traded Funds	90,964,944	–	–	90,964,944
Closed-End Funds	5,945,782	–	–	5,945,782
Total Investments	$ 1,451,637,715	$ –	$ –	$ 1,451,637,715

Refer to the Schedule of Investments for further disaggregation of investment categories.

Emerald Growth Fund - Transactions with Affiliates
	Value as of April 30, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
F/m Emerald Life Sciences Innovation ETF	$ –	$ 31,078,469	$ –	$ –	$ 59,886,475	$ 90,964,944	1,997,035	$ –	$ –
	$ –	$ 31,078,469	$ –	$ –	$ 59,886,475	$ 90,964,944	1,997,035	$ –	$ –